Reserve for Future Policy Benefits and Separate Account Liabilities Level 4 Changes in Reserve for Future Policy Benefits (Details) - USD ($) $ in Millions	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2019	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Jun. 01, 2018	Dec. 31, 2017
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	$ 8,803	$ 5,213	$ 8,532	$ 8,803	$ 5,315	$ 5,146
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable, Incurred Benefits, Net	639	128	3,478
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverables, Payment for Benefits, Net	(368)	(61)	(261)
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	8,803	5,213	8,532	8,803	5,315	5,146
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	18,465	14,308	18,323	18,465	18,057	14,482
Liabilities for Guarantees on Long-Duration Contracts, Incurred Benefits	1,063	402	864
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	(921)	(371)	(598)
Liabilities for Guarantees on Long-Duration Contracts, Other Liability Adjustments		(205)
Guaranteed Minimum Death Benefit [Member]
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	269	463	284	269	294	464
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable, Incurred Benefits, Net		36	36	57
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverables, Payment for Benefits, Net	(72)	(37)	(46)
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	269	463	284	269	294	464
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	450	884	462	450	471	873
Liabilities for Guarantees on Long-Duration Contracts, Incurred Benefits	78	56	48
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	(90)	(45)	(57)
Liabilities for Guarantees on Long-Duration Contracts, Other Liability Adjustments		0
Annuitization Benefit [Member]
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	4,843	1,693	4,972	4,843	1,964	1,742
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable, Incurred Benefits, Net	163	(25)	3,192
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverables, Payment for Benefits, Net	(292)	(24)	(184)
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	4,843	1,693	4,972	4,843	1,964	1,742
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	14,324	10,367	14,585	14,324	14,529	10,669
Liabilities for Guarantees on Long-Duration Contracts, Incurred Benefits	566	229	566
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	(827)	(326)	(510)
Liabilities for Guarantees on Long-Duration Contracts, Other Liability Adjustments		(205)
Universal Life [Member] | Secondary Guarantees [Member]
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	3,691	3,057	3,276	3,691	3,057	2,940
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable, Incurred Benefits, Net	419	117	250
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverables, Payment for Benefits, Net	(4)		(31)
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	3,691	3,057	3,276	3,691	3,057	2,940
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	3,691	3,057	3,276	$ 3,691	$ 3,057	$ 2,940
Liabilities for Guarantees on Long-Duration Contracts, Incurred Benefits	419	117	250
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	$ (4)		$ (31)
Liabilities for Guarantees on Long-Duration Contracts, Other Liability Adjustments		$ 0